LONG-TERM INVESTMENTS - SUMMARY FINANCIAL INFORMATION (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income statement of unconsolidated equity investments
Revenues	CAD 1,761	CAD 1,557	CAD 1,790
Commodity costs	(385)	(369)	(661)
Operating and administrative expense	(545)	(376)	(444)
Depreciation and amortization	(293)	(274)	(232)
Other income/(expense)	(41)	4	(1)
Interest expense	(69)	(67)	(84)
Earnings before income taxes	428	475	CAD 368
Balance sheet of unconsolidated equity investments
Current assets	464	389
Property, plant and equipment, net	6,534	6,602
Deferred amounts and other assets	47	40
Intangible assets, net	118	64
Goodwill	862	885
Current liabilities	(433)	(500)
Long-term debt	(792)	(854)
Other long-term liabilities	(488)	(167)
Net assets	CAD 6,312	CAD 6,459